Fairlead Tactical Sector ETF
Schedule of Investments
April 30, 2025 (Unaudited)
EXCHANGE-TRADED FUNDS — 99.66% Shares Fair Value
Communication Services Select Sector SPDR Fund 288,654 $ 27,549,138
Consumer Discretionary Select Sector SPDR® Fund 138,736 27,367,063
Consumer Staples Select Sector SPDR® Fund 344,264 28,171,123
Financial Select Sector SPDR® Fund 557,332 27,175,508
Industrial Select Sector SPDR® Fund 213,149 27,969,412
Real Estate Select Sector SPDR® Fund 669,050 27,631,765
SPDR® Gold MiniShares® Trust 151,310 9,874,491
SPDR® Portfolio Long Term Treasury ETF 356,770 9,597,113
SPDR® Portfolio Short Term Treasury ETF 323,934 9,517,181
Utilities Select Sector SPDR® Fund 354,571 27,975,652
Total Exchange-Traded Funds (Cost $203,623,224) 222,828,446
Total Investments — 99.66% (Cost $203,623,224) 222,828,446
Other Assets in Excess of Liabilities — 0.34% 769,447
NET ASSETS — 100.00% $ 223,597,893
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt